Subsidiaries - Financial Information Related to Acquisition of Zhuhai Xiang Yi Aviation Technology Company Limited (Detail) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jul. 31, 2017 USD ($)	Dec. 31, 2014 CNY (¥)
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net		¥ 158,926	¥ 146,746
Cash and cash equivalents		6,826	4,152	¥ 4,560		¥ 15,414
Borrowings		(48,287)	(45,504)
Deferred tax liabilities		(583)	(841)
Net cash outflow		682	¥ 189	¥ 69
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment, net	¥ 1,556
Lease prepayments	115
Trade and other receivables	70
Cash and cash equivalents	41
Other assets	32
Trade and other payables	(34)
Borrowings	(342)
Deferred tax liabilities	(30)
Other liabilities	(24)
Less: fair value of identifiable net assets	1,384
Cash consideration paid	678				$ 99,520
Cash and cash equivalents acquired	(41)
Net cash outflow	¥ 637
Fair value of the originally held 51% equity interests		706
Less: carrying value of the originally held 51% equity interests		(597)
Remeasurement of the originally held 51% equity interests		¥ 109